COMMITMENTS AND CONTINGENCIES - Resolution Values Per Claim Excluding Legal Costs (Details) - Bendix - $ / claim	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Malignant claims (in dollars per claim)	66,200	59,200	56,000	61,500	50,200
Nonmalignant claims (in dollars per claim)	1,730	520	400	550	3,900